Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Interest expense on lease liabilities	$ 57.9	$ 62.8
Short-term, low value and other lease costs	19.1	46.5
Non-insurance companies.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease concessions, COVID related	$ 28.9	$ 15.8